COMMITMENTS AND CONTINGENCIES - Future Minimum Payments for Capital Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Capital lease, initial term	36 months	36 months
Future minimum payments for the capital lease
2021	$ 1,729
2022	1,547
2023	1,174
2024	9
Total minimum lease payments	4,459
Less amounts representing interest	(1,202)
Present value of lease obligations	$ 3,257